Significant Accounting Policies	6 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Significant accounting policies

Note 1. Significant accounting policies

Advanced Health Intelligence Ltd (the “Company”, “the parent entity” or “AHI”) is a public company domiciled in Australia and dual listed on both the Australian Securities Exchange (ASX) and the NASDAQ Capital Market in the United States of America. The consolidate financial report of the Company and its subsidiaries, together referred to as the consolidated entity.

These general purpose financial statements for the interim half-year reporting period ended 31 December 2022 have been prepared in accordance with Australian Accounting Standard AASB 134 ‘Interim Financial Reporting’ and the Corporations Act 2001, as appropriate for for-profit oriented entities. Compliance with AASB 134 ensures compliance with International Financial Reporting Standard IAS 34 ‘Interim Financial Reporting’.

These general purpose financial statements do not include all the notes of the type normally included in annual financial statements. Accordingly, these financial statements are to be read in conjunction with the annual report for the year ended 30 June 2022 and any public announcements made by the Company during the interim reporting period in accordance with the continuous disclosure requirements of the Corporations Act 2001.

The principal accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, except for the policies stated below.

Basis of preparation and Going Concern

The half-year financial statements have been prepared on a historical cost basis except for derivative financial instruments which have been measured at fair value. Cost is based on the fair values of consideration given in exchange for assets. The Company is domiciled in Australia and all amounts are presented in Australian dollars. For the purpose of preparing the half-year financial statements, the half year has been treated as a discrete reporting period. The financial report has been prepared on the going concern basis which contemplates the continuity of normal business activity and the realisation of assets and the settlement of liabilities in the normal course of business.

For the half-year ended 31 December 2022, the consolidated entity incurred an operating loss of $3,906,271 (2021 - $14,472,222 loss). Notwithstanding the fact the Company incurred an operating loss, and has a net cash outflow from operating activities amounting to $4,373,508, the Directors are of the opinion that the consolidated entity is a going concern for the following reasons:

●	Following the Company’s successful dual listing on the NASDAQ securities exchange in the United States, the Company has gained access to larger capital markets, which as enhanced its ability to raise capital, as was evidenced by the $16.1 million before costs the Company raised from its IPO on the NASDAQ

●	As stated in the Company’s Appendix 4C Quarterly Cash Flow report for entities subject to Listing Rule 4.7, as announced to the ASX on 31 January 2023, the Company is currently undertaking capital raising offers with several financing offers received.

●	The consolidated entity has executed numerous agreements with channel partners across its business verticals and as such, is transitioning to a “growth” phase. The consolidated entity is in the process of expanding its operations with the recent acquisitions of South Africa based Vertica Health and the Canadian listed Wellteq Digital Health.

●	It is expected that 7 of the current partners will launch with the AHI technology within their apps throughout the current financial year, subject to any unforeseen delays.

The consolidated entity’s ability to continue as a going concern and meet future working capital requirements is dependent on the above points being realised. Should the Company not be successful in generating the required cash flows, there is a material uncertainty that may cast significant doubt on the Company’s ability to continue as a going concern.

Business Combinations

The acquisition method of accounting is used to account for business combinations regardless of whether equity instruments or other assets are acquired.

The consideration transferred is the sum of the acquisition-date fair values of the assets transferred, equity instruments issued, or liabilities incurred by the acquirer to former owners of the acquiree and the amount of any non-controlling interest in the acquiree. For each business combination, the non-controlling interest in the acquiree is measured at either fair value or at the proportionate share of the acquiree’s identifiable net assets. All acquisition costs are expensed as incurred to profit or loss.

On the acquisition of a business, the consolidated entity assesses the financial assets acquired and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic conditions, the consolidated entity’s operating or accounting policies and other pertinent conditions in existence at the acquisition-date.

Where the business combination is achieved in stages, the consolidated entity remeasures its previously held equity interest in the acquiree at the acquisition-date fair value and the difference between the fair value and the previous carrying amount is recognised in profit or loss.

Contingent consideration to be transferred by the acquirer is recognised at the acquisition-date fair value. Subsequent changes in the fair value of the contingent consideration classified as an asset or liability is recognised in profit or loss. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity.

The difference between the acquisition-date fair value of assets acquired, liabilities assumed and any non-controlling interest in the acquiree and the fair value of the consideration transferred and the fair value of any pre-existing investment in the acquiree is recognised as goodwill. If the consideration transferred and the pre-existing fair value is less than the fair value of the identifiable net assets acquired, being a bargain purchase to the acquirer, the difference is recognised as a gain directly in profit or loss by the acquirer on the acquisition-date, but only after a reassessment of the identification and measurement of the net assets acquired, the non-controlling interest in the acquiree, if any, the consideration transferred and the acquirer’s previously held equity interest in the acquirer.

Business combinations are initially accounted for on a provisional basis. The acquirer retrospectively adjusts the provisional amounts recognised and also recognises additional assets or liabilities during the measurement period, based on new information obtained about the facts and circumstances that existed at the acquisition-date. The measurement period ends on either the earlier of (i) 12 months from the date of the acquisition or (ii) when the acquirer receives all the information possible to determine fair value.

Accounting policies and methods of computation

The same accounting policies and methods of computation have consistently been followed in these half-year financial statements as compared with the most recent annual financial statements.

Significant accounting judgements and key estimates

The preparation of financial reports requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income, and expense. Actual results may differ from these estimates. The same judgments, estimates and assumptions were used in preparing the half year financial report as those used in preparing the financial report for the year ended 30 June 2022.

New or amended Accounting Standards and Interpretations adopted

The consolidated entity has adopted all of the new or amended Accounting Standards and Interpretations issued by the Australian Accounting Standards Board (‘AASB’) that are mandatory for the current reporting period.

Any new or amended Accounting Standards or Interpretations that are not yet mandatory have not been early adopted.